GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2010 and 2011 are as follows:

	Year ended December 31,
	2010	2011

Balance at the beginning of the year	$8,621	$9,604

Acquisitions	981	60,878
Functional currency translation adjustments	2	(3,767)

Balance at the year end	$9,604	$66,715